Eaton Vance
Dividend Builder Fund
September 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 100.0%
Security	Shares	Value
Aerospace & Defense — 1.8%
L3Harris Technologies, Inc.	54,700	$ 16,705,927
		$ 16,705,927
Banks — 3.6%
JPMorgan Chase & Co.	105,500	$ 33,277,865
		$ 33,277,865
Beverages — 2.3%
Coca-Cola Co.	323,800	$ 21,474,416
		$ 21,474,416
Biotechnology — 2.9%
AbbVie, Inc.	85,200	$ 19,727,208
Gilead Sciences, Inc.	62,300	6,915,300
		$ 26,642,508
Building Products — 1.2%
Carrier Global Corp.	191,300	$ 11,420,610
		$ 11,420,610
Capital Markets — 8.7%
Blackrock, Inc.	16,600	$ 19,353,442
Blue Owl Capital, Inc.(1)	736,300	12,465,559
CME Group, Inc.	70,600	19,075,414
Intercontinental Exchange, Inc.	110,500	18,617,040
S&P Global, Inc.	22,500	10,950,975
		$ 80,462,430
Commercial Services & Supplies — 1.5%
Waste Management, Inc.	60,600	$ 13,382,298
		$ 13,382,298
Consumer Staples Distribution & Retail — 2.3%
Walmart, Inc.	207,400	$ 21,374,644
		$ 21,374,644
Containers & Packaging — 1.5%
International Paper Co.(1)	302,900	$ 14,054,560
		$ 14,054,560
Security	Shares	Value
Electric Utilities — 1.9%
Southern Co.	185,000	$ 17,532,450
		$ 17,532,450
Electrical Equipment — 3.5%
AMETEK, Inc.	80,100	$ 15,058,800
Eaton Corp. PLC	47,300	17,702,025
		$ 32,760,825
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	144,700	$ 17,906,625
		$ 17,906,625
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	131,500	$ 17,613,110
		$ 17,613,110
Health Care Providers & Services — 3.7%
Quest Diagnostics, Inc.	69,600	$ 13,264,368
UnitedHealth Group, Inc.	60,600	20,925,180
		$ 34,189,548
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.	2,400	$ 12,958,248
Wyndham Hotels & Resorts, Inc.	58,300	4,658,170
		$ 17,616,418
Household Products — 2.2%
Procter & Gamble Co.	130,100	$ 19,989,865
		$ 19,989,865
Industrial Conglomerates — 2.2%
3M Co.	131,600	$ 20,421,688
		$ 20,421,688
Insurance — 7.2%
Allstate Corp.	51,300	$ 11,011,545
American Financial Group, Inc.	133,300	19,424,476
Arthur J. Gallagher & Co.	47,700	14,774,598
Fidelity National Financial, Inc.	346,800	20,977,932
		$ 66,188,551
Interactive Media & Services — 2.0%
Meta Platforms, Inc., Class A	24,700	$ 18,139,186
		$ 18,139,186

Eaton Vance
Dividend Builder Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Media — 1.4%
Comcast Corp., Class A	405,800	$ 12,750,236
		$ 12,750,236
Multi-Utilities — 2.4%
Sempra	249,900	$ 22,486,002
		$ 22,486,002
Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	148,300	$ 23,029,507
EOG Resources, Inc.	153,600	17,221,632
EQT Corp.	181,700	9,889,931
		$ 50,141,070
Pharmaceuticals — 4.8%
Eli Lilly & Co.	12,200	$ 9,308,600
Johnson & Johnson	143,300	26,570,686
Zoetis, Inc.	59,800	8,749,936
		$ 44,629,222
Professional Services — 4.9%
Automatic Data Processing, Inc.	61,400	$ 18,020,900
Booz Allen Hamilton Holding Corp.	124,200	12,413,790
Broadridge Financial Solutions, Inc.	63,000	15,004,710
		$ 45,439,400
Semiconductors & Semiconductor Equipment — 12.3%
Analog Devices, Inc.	57,000	$ 14,004,900
Broadcom, Inc.	122,700	40,479,957
KLA Corp.	14,100	15,208,260
Lam Research Corp.	125,200	16,764,280
QUALCOMM, Inc.	90,900	15,122,124
Texas Instruments, Inc.	66,300	12,181,299
		$113,760,820
Software — 6.5%
Microsoft Corp.	80,567	$ 41,729,677
Oracle Corp.	64,500	18,139,980
		$ 59,869,657
Specialized REITs — 3.8%
Iron Mountain, Inc.	165,000	$ 16,820,100
Security	Shares	Value
Specialized REITs (continued)
Lamar Advertising Co., Class A(1)	149,500	$ 18,301,790
		$ 35,121,890
Specialty Retail — 2.8%
Bath & Body Works, Inc.	285,000	$ 7,341,600
Home Depot, Inc.	45,900	18,598,221
		$ 25,939,821
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	53,900	$ 13,724,557
		$ 13,724,557
Total Common Stocks (identified cost $671,860,184)		$925,016,199

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(2)	1,075,776	$ 1,075,776
Total Short-Term Investments (identified cost $1,075,776)		$ 1,075,776
Total Investments — 100.1% (identified cost $672,935,960)		$926,091,975
Other Assets, Less Liabilities — (0.1)%		$ (624,997)
Net Assets — 100.0%		$925,466,978
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2025. The aggregate market value of securities on loan at September 30, 2025 was $32,801,066 and the total market value of the collateral received by the Fund was $33,839,357, comprised of U.S. government and/or agencies securities.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts

Eaton Vance
Dividend Builder Fund
September 30, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2025.
Affiliated Investments
At September 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,075,776, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$8,579,891	$71,210,273	$(78,714,388)	$ —	$ —	$1,075,776	$179,794	1,075,776
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$925,016,199*	$ —	$ —	$925,016,199
Short-Term Investments	1,075,776	—	—	1,075,776
Total Investments	$926,091,975	$ —	$ —	$926,091,975
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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